Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                                  Shares         Value
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 2.4%
--------------------------------------------------------------------------------
Boron, LePore & Associates, Inc.*                            5,000    $  190,000
Provides outsourced promotional, marketing,
educational, and field sales force logistics
services to the pharmaceutical industry.
Cognex Corp.*                                               23,000       425,500
Provides machine vision systems which are
used to automate the manufacturing process.
ISS Group, Inc.*                                             1,150        43,269
Provides network security
monitoring, detection, and
response software.
On Assignment, Inc.*                                        18,000       628,875
Provides temporary scientific and
environmental professionals to
laboratories.
United Road Services, Inc.*                                 35,000       669,375
Offers a range of towing and transport services.
--------------------------------------------------------------------------------
                                                                      $1,957,019
--------------------------------------------------------------------------------

Communications Equipment -- 4.6%
--------------------------------------------------------------------------------
Advanced Fibre Communication, Inc.*                         10,000    $  400,625
Develops the "Universal Modular
Carrier 1000" which enables
subscribers to access voice and
data communication over copper wire.
ANTEC Corp.*                                                 9,950       230,716
Develops and supplies optical transmission,
construction, and maintenance equipment for
the cable television industry.
Aspect Telecommunication Corp.*                             30,000       821,250
Provides voice and data integrated software.
Comverse Technology, Inc.*                                  15,000       778,125
Specialized communications products.
Davox Corp.*                                                20,000       437,500
Designs and manufactures specialized
telecom products.
ECI Telecommunications                                      20,000       757,500
A company that produces advanced
telecommunications equipment.
Glenayre Technologies, Inc.*                                32,000       344,000
Leading supplier of wireless
communications equipment.
--------------------------------------------------------------------------------
                                                                      $3,769,716
--------------------------------------------------------------------------------

Communications Services -- 0.2%
--------------------------------------------------------------------------------
McLeodUSA, Inc.*                                             5,000    $  194,375
Provides integrated telecommunications
services to business and residential customers.
--------------------------------------------------------------------------------
                                                                      $  194,375
--------------------------------------------------------------------------------

Computer Software -- 5.0%
--------------------------------------------------------------------------------
Brio Technology, Inc.*                                      34,900    $  466,788
Develops software that enables organizations
to implement business intelligent
solutions.
CBT Group PLC ADR*                                          10,000       535,000
Specialized provider of computer
based training systems.
Documentum, Inc.*                                            9,000       432,000
Provides niche software enabling
large corporations to integrate
their documents into
a central system.
HNC Software, Inc.*                                         15,000       612,188
Develops specialty software
products that enable credit
suppliers define risk/reward
scores for loans.
International Integration, Inc.*                             4,500        77,625
Provides application migration and
custom software development
services.
J.D. Edwards, Inc.*                                         28,000     1,202,249
Leading vendor of enterprise
resource software - specialized in
mid range corporations.
PeopleSoft, Inc.*                                           16,800       789,600
Specialty software for human resources
and manufacturing.
--------------------------------------------------------------------------------
                                                                      $4,115,450
--------------------------------------------------------------------------------

Consumer Products -- 0.5%
--------------------------------------------------------------------------------
Twinlab Corp.*                                              10,000      $436,875
Manufactures nutritional products.
--------------------------------------------------------------------------------
                                                                        $436,875
--------------------------------------------------------------------------------


Consumer Services -- 1.1%
--------------------------------------------------------------------------------
Strayer Education, Inc.                                     25,865      $937,606
Specialized supplemental education services.
--------------------------------------------------------------------------------
                                                                        $937,606
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                  Shares      Value
--------------------------------------------------------------------------------

Drugs -- 2.3%
--------------------------------------------------------------------------------
Genzyme Corp., Class A*                                   43,000      $1,099,187
Diversified biotechnology
pharmaceuticals.
Parexel International Corp.*                              21,000         763,875
Contract research services for large
drug companies.
--------------------------------------------------------------------------------
                                                                      $1,863,062
--------------------------------------------------------------------------------

Electrical Equipment -- 1.2%
--------------------------------------------------------------------------------
Level One Communications, Inc.*                           25,500      $  599,250
Designs and sells integrated circuits.
Micrel, Inc.*                                             11,000         357,500
Designs and sells analog
integrated circuits used in the
communications, computer, and
industrial markets.
--------------------------------------------------------------------------------
                                                                      $  956,750
--------------------------------------------------------------------------------

Electronics - Equipment -- 0.4%
--------------------------------------------------------------------------------
Etec Systems, Inc.*                                       10,000      $  351,875
Manufactures high precision masks
used to print circuit patterns onto
semiconductor wafers.
--------------------------------------------------------------------------------
                                                                      $  351,875
--------------------------------------------------------------------------------

Electronics - Instruments -- 1.0%
--------------------------------------------------------------------------------
Flextronics International Ltd.*                            9,000      $  391,500
Provides contract manufacturing services
to equipment manufacturers.
Photronics, Inc.*                                          9,100         200,769
Manufactures photomasks used to
transfer circuit patterns onto
semiconductor wafers.
Sanmina Corp.*                                             6,000         260,250
Operates contract manufacturing
facilities for high tech companies.
--------------------------------------------------------------------------------
                                                                      $  852,519
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 2.6%
--------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                20,000      $  620,000
Designs, manufactures, and markets
electronic chips and chip-based
subsystems.
PMC-Sierra, Inc.*                                         15,000         703,125
Provides high speed internetworking
component solutions.
Qlogic Corp.*                                              5,950         212,341
Designs and distributes specialty chips
and systems for communications products.
Vitesse Semiconductor Corp.*                              20,000         617,500
Provides digital circuits used
primarily for telecommunications,
data communications and automated
test equipment systems.
--------------------------------------------------------------------------------
                                                                      $2,152,966
--------------------------------------------------------------------------------

Entertainment -- 0.5%
--------------------------------------------------------------------------------
Speedway Motorsports, Inc.*                               15,000      $  383,438
Owns and operates "Atlanta Motor
Speedway", "Bristol Motor
Speedway", "Charlotte Motor
Speedway", "Texas Motor Speedway",
and "600 Racing".
--------------------------------------------------------------------------------
                                                                      $  383,438
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 1.1%
--------------------------------------------------------------------------------
Capital One Financial Corp.                                3,000      $  372,563
Leading credit card services specialists.
E*Trade Group, Inc.*                                      23,000         527,563
Innovative, high quality
electronic internet stock
brokerage firm.
--------------------------------------------------------------------------------
                                                                      $  900,126
--------------------------------------------------------------------------------

Health Care Services -- 0.7%
--------------------------------------------------------------------------------
NCS Healthcare, Inc., Class A*                            20,000      $  570,000
An independent provider of pharmacy services.
--------------------------------------------------------------------------------
                                                                      $  570,000
--------------------------------------------------------------------------------

Health Services -- 10.7%
--------------------------------------------------------------------------------
ABR Information Services, Inc.*                           16,000      $  380,000
Provides comprehensive benefits
administration, compliance and
information services.
American Retirement Corp.*                                32,000         568,000
Assisted living services.
Biomatrix, Inc.*                                          10,000         410,000
Develops and manufactures products used for orthopedics, ophthalmology, and other medical applications.


                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                  Shares         Value
--------------------------------------------------------------------------------

Health Services (continued)
--------------------------------------------------------------------------------
Compdent Corp.*                                           52,000      $  812,500
Offers a full line of dental care plan services.
Elan Corp., PLC ADR*                                       9,000         578,813
Specialty pharmaceutical.
Envoy Corp.*                                              10,000         473,750
Provides electronic data
interchange services to
participants in the health care market.
Express Scripts, Inc., Class A*                           10,000         806,250
Rapidly growing pharmacy specialist.
Health Management Associates,                             10,000         334,375
Inc., Class A*
Hospital chain.
MedQuist, Inc.*                                            5,000         144,375
Provides electronic transcription and
data management services to the healthcare industry.
MiniMed, Inc.*                                            15,000         785,625
Developer and manufacturer of
medical devices focusing on diabetics.
National Surgery Centers, Inc.*                           18,000         523,125
Operator of independent surgery units.
Omnicare, Inc.                                            27,000       1,029,375
Provides pharmacy services to retirement
centers.
Pediatrix Medical Group, Inc.*                            11,000         409,063
Operates pediatric care units.
Renal Care Group, Inc.*                                   14,000         616,875
One of the largest providers of renal
treatment centers.
Rexall Sundown, Inc.*                                      7,000         246,750
Develops, markets, and sells
vitamins, nutritional supplements
and consumer
health products
Sunrise Assisted Living, Inc.*                            20,000         687,500
One of the leading operators of
assisted care facilities for senior citizens.
--------------------------------------------------------------------------------
                                                                      $8,806,376
--------------------------------------------------------------------------------


Household Products -- 0.7%
--------------------------------------------------------------------------------
Sola International, Inc.*                                 17,000      $  555,688
Specialty eye care products.
--------------------------------------------------------------------------------
                                                                      $  555,688
--------------------------------------------------------------------------------

Information Services -- 20.2%
--------------------------------------------------------------------------------
Acxiom Corp.*                                             43,000      $1,072,313
Database information services.
Affiliated Computer Services,                             24,000         924,000
Inc., Class A*
Nationwide provider of information
processing services.
Aspect Development, Inc.*                                  7,000         529,375
Information processing services specialist.
Aspen Technologies, Inc.*                                 15,000         757,500
Specialty software for upgrading
manufacturing plants.
BISYS Group, Inc. (The)*                                  28,000       1,147,999
Services financial institutions
with computer, administrative and
marketing support data
processing services.
Cambridge Technology Partners, Inc.*                      17,000         928,625
Software consulting company.
CCC Information Services Group*                           30,000         495,000
Automotive repair information specialist.
Citrix Systems, Inc.*                                      8,600         588,025
Supplies client/server application products
that are compatible with "Windows"
operating systems.
Fiserv, Inc.*                                             20,950         889,719
Provider of data processing
services to banks and savings institutions.
Harbinger Corp.*                                          30,000         725,625
Electronic Data Interchange products
and services.
IDX Systems Corp.*                                        25,000       1,151,562
Healthcare information systems.
Legato Systems, Inc.                                      13,000         507,000
Develops, markets, and supports
network storage management software products.
Lycos, Inc.*                                               6,000         452,250
Develops and provides guides to Web
search and directory services.
Medical Manager Corp.*                                    27,000         745,875
Provides the Medical Manager
physician practice management system.
Mobius Management Systems, Inc.*                          30,000         450,000
Provides software products designed
to optimize the storage and retrieval
of information.
Nova Corp.*                                               36,000       1,286,999
Nation's largest bankcard processor.
Paychex, Inc.                                             12,000         488,250
Payroll and corporate information services.

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                  Shares     Value
--------------------------------------------------------------------------------

Information Services (continued)
--------------------------------------------------------------------------------
Sapient Corp.*                                            10,000     $   527,500
Provides custom based software.
Siebel Systems, Inc.*                                     15,000         483,750
Supplies sales, marketing, and
customer service information
systems.
SunGard Data Systems, Inc.*                               35,000       1,343,124
Data storage and emergency back up
products.
Veritas Software Co.*                                     23,250         961,969
Provides communications companies
with software.
measuring systems.
Yahoo!, Inc.*                                              1,200         189,000
Offers a network of branded
Web programming.
--------------------------------------------------------------------------------
                                                                     $16,645,460
--------------------------------------------------------------------------------

Insurance -- 2.7%
--------------------------------------------------------------------------------
Mercury General Corp.                                      5,000     $   322,188
Large provider of specialized auto
insurance policies.
Mutual Risk Management Ltd.                               33,006       1,202,655
Specialty insurer focusing on workmen's
compensation.
Reinsurance Group of America, Inc.*                       13,000         667,063
Provides life reinsurance in
North America.
--------------------------------------------------------------------------------
                                                                     $ 2,191,906
--------------------------------------------------------------------------------

Investment Services -- 3.0%
--------------------------------------------------------------------------------
Centura Banks, Inc.                                       12,000     $   750,000
Growing Southeastern bankers.
PMI Group, Inc.                                           10,000         733,750
Specialty financial products.
Sovereign Bancorp, Inc.                                   60,000         980,622
A thrift holding company.
--------------------------------------------------------------------------------
                                                                     $ 2,464,372
--------------------------------------------------------------------------------

Lodging and Gaming -- 1.2%
--------------------------------------------------------------------------------
ResortQuest International, Inc.*                          35,000     $   570,938
Provides vacation condominium and home
rentals in the United States.
Rio Hotel and Casino, Inc.*                               20,000         377,500
Owns and operates the Rio Suite
Hotel & Casino in Las Vegas,
Nevada, consisting of
over 2500 suites.
--------------------------------------------------------------------------------
                                                                     $   948,438
--------------------------------------------------------------------------------

Machinery -- 2.1%
--------------------------------------------------------------------------------
Camco International, Inc.                                 11,000     $   856,625
Oilfield services.
Varco International, Inc.*                                44,000         871,750
Designs and manufactures equipment
used for oil and gas drilling
worldwide.
--------------------------------------------------------------------------------
                                                                     $ 1,728,375
--------------------------------------------------------------------------------

Medical Products -- 2.0%
--------------------------------------------------------------------------------
Haemonetics Corp.*                                        28,000     $   448,000
Designs and manufactures equipment
for the collection, processing and
surgical salvage of blood.
Ocular Sciences, Inc.*                                    10,000         325,000
Manufactures and markets a broad line of
disposable contact lenses.
Sofamor Danek Group, Inc.*                                10,000         865,625
Leading developer/manufacturer of spinal
implant devices. Company markets
products internationally.
--------------------------------------------------------------------------------
                                                                     $ 1,638,625
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 7.4%
--------------------------------------------------------------------------------
Cross Timbers Oil Co.                                     67,000     $ 1,277,187
Emerging growth energy company with
good exploration track record.
EEX Corp.*                                                85,000         796,875
Explores for and produces oil and
natural gas.
Encal Energy, Ltd.*                                      110,000         419,375
Specialized energy exploration
company.
Louis Dreyfus Natural Gas*                                46,640         883,245
Niche developer and driller of gas
properties.
Meridian Resource Corp.*                                  80,000         565,000
An independent oil and natural gas
company that explores and develops
properties.
Newfield Exploration Co.*                                 50,000       1,243,749
Acquires and develops energy
properties in domestic U.S.
Triton Energy Ltd.*                                       25,000         892,188
International oil and gas
exploration and development.
--------------------------------------------------------------------------------
                                                                     $ 6,077,619
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                  Shares         Value
--------------------------------------------------------------------------------

Publishing -- 1.2%
--------------------------------------------------------------------------------
Belo (A.H.) Corp.                                                   $       10
Publishes Dallas Morning News and
Providence Journal; also operates
T.V. and radio properties.
Central Newspapers, Inc., Class A                10,000                697,500
Publishes the Arizona Republic,
the Arizona Business Gazette, the
Indianapolis Star, the
Indianapolis News, and community
newspapers in Indiana and
Louisiana.
Master Graphics, Inc.*                           30,000                277,500
Provides general commercial printing services
to customers throughout the United States.
--------------------------------------------------------------------------------
                                                                    $  975,010
--------------------------------------------------------------------------------

REITS -- 0.5%
--------------------------------------------------------------------------------
Public Storage, Inc.                             15,000             $  420,000
Real Estate Investment Trust (REIT)
which invests in mini-warehouses and self-
service facilities.
--------------------------------------------------------------------------------
                                                                    $  420,000
--------------------------------------------------------------------------------

Retail - Food and Drug -- 1.4%
--------------------------------------------------------------------------------
Papa John's International, Inc.*                 29,000             $1,143,687
Rapidly growing restaurant chain.
--------------------------------------------------------------------------------
                                                                    $1,143,687
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 1.7%
--------------------------------------------------------------------------------
Bed Bath and Beyond, Inc.*                        8,000             $  414,500
Specialty retailer.
The Mens Wearhouse, Inc.*                        31,000              1,023,000
Specialty apparel chain.
--------------------------------------------------------------------------------
                                                                    $1,437,500
--------------------------------------------------------------------------------

Semiconductor Equipment -- 0.5%
--------------------------------------------------------------------------------
PRI Automation, Inc.*                            25,000             $  426,563
Material handling equipment for high cost
semiconductor wafers.
--------------------------------------------------------------------------------
                                                                    $  426,563
--------------------------------------------------------------------------------

Software Services -- 0.6%
--------------------------------------------------------------------------------
JDA Software Group, Inc.*                        12,000             $  525,000
Provides software products that
address business information
requirements of the
retail supply chain.
--------------------------------------------------------------------------------
                                                                    $  525,000
--------------------------------------------------------------------------------

Telephone Utilities -- 1.0%
--------------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.*                   8,000             $  320,500
Leading provider of foreign long
distance services.
Smartalk Teleservices, Inc.*                     33,000                480,563
Provides prepaid
telecommunications products
and services.
--------------------------------------------------------------------------------
                                                                    $  801,063
--------------------------------------------------------------------------------

Transportation -- 0.5%
--------------------------------------------------------------------------------
Comair Holdings, Inc.                            13,000             $  401,375
Regional airline holding company.
--------------------------------------------------------------------------------
                                                                    $  401,375
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $61,709,662)                                  $80,280,772
--------------------------------------------------------------------------------

Commercial Paper -- 4.5%


                                                 Principal
                                                 Amount
Security                                         (000's Omitted)   Value
--------------------------------------------------------------------------------
General Electric Capital Corp., 6.10%, 7/1/98    $3,721            $  3,721,000
--------------------------------------------------------------------------------

Total Commercial Paper
    (identified cost $3,721,000)                                   $  3,721,000
--------------------------------------------------------------------------------

Total Investments -- 102.1%
    (identified cost $65,430,662)                                  $ 84,001,772
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (2.1)%                           $ (1,722,879)
--------------------------------------------------------------------------------

Net Assets -- 100%                                                 $ 82,278,893
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
*   Non-income producing security.

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost, $65,430,662)                                 $ 84,001,772
Cash                                                                         90
Receivable for investments sold                                       1,588,962
Interest and dividends receivable                                         9,455
Deferred organization expenses                                            3,447
--------------------------------------------------------------------------------
Total assets                                                       $ 85,603,726
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                  $  3,305,660
Payable to affiliate for Trustees' fees                                   3,874
Other accrued expenses                                                   15,299
--------------------------------------------------------------------------------
Total liabilities                                                  $  3,324,833
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $ 82,278,893
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $ 63,707,783
Net unrealized appreciation (computed on
    the basis of identified cost)                                    18,571,110
--------------------------------------------------------------------------------
Total                                                              $ 82,278,893
--------------------------------------------------------------------------------


Statement of Operations


For the Six Months Ended
June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $435)                             $     82,123
Interest                                                                 95,638
--------------------------------------------------------------------------------
Total investment income                                            $    177,761
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $    251,939
Trustees fees and expenses                                                5,902
Custodian fee                                                            30,405
Legal and accounting services                                            10,777
Amortization of organization expenses                                     1,574
Miscellaneous                                                             5,965
--------------------------------------------------------------------------------
Total expenses                                                     $    306,562
--------------------------------------------------------------------------------

Net investment loss                                                $   (128,801)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $  7,836,498
--------------------------------------------------------------------------------

Net realized gain                                                  $  7,836,498
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                            $  1,911,530
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $  1,911,530
--------------------------------------------------------------------------------

Net realized and unrealized gain                                   $  9,748,028
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $  9,619,227
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                           Six Months Ended
Increase (Decrease)                        June 30, 1998       Year Ended
in Net Assets                              (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment loss                        $   (128,801)       $    (76,118)
    Net realized gain                             7,836,498          13,086,809
    Net change in unrealized
        appreciation (depreciation)               1,911,530          (2,245,462)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                            $  9,619,227        $ 10,765,229
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                              $  2,744,300        $ 39,249,662
    Withdrawals                                  (8,053,723)        (54,993,076)
--------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                       $ (5,309,423)       $(15,743,414)
--------------------------------------------------------------------------------

Net increase (decrease) in net assets          $  4,309,804        $ (4,978,185)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                         $ 77,969,089        $ 82,947,274
--------------------------------------------------------------------------------
At end of period                               $ 82,278,893        $ 77,969,089
--------------------------------------------------------------------------------


                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                    Six Months Ended                      Year Ended December 31,
                                                    June 30, 1998    ------------------------------------------------------------
                                                    (Unaudited)         1997             1996            1995            1994 *
---------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                              0.76%+            0.75%            0.76%           0.77%           0.74%+
Net investment income (loss)                         (0.32)%+          (0.10)%           0.18%           0.19%           0.20%+
Portfolio Turnover                                      52%              156%              91%             81%             19%
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $82,279           $77,969          $82,947         $73,940         $64,442
---------------------------------------------------------------------------------------------------------------------------------

+  Annualized.

* For the period from the start of business, August 1, 1994, to December 31, 1994.


                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Special Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

    C Income Taxes-- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

    E Other -- Investment transactions are accounted for on a trade date basis.

    F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    H Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Special Investment Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the six months ended June 30, 1998, the fee was equivalent to 0.625% (annualized) of the Portfolio's average net assets for such period and amounted to $251,939. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.

3   Investment Transactions
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than short-term obligations, aggregated $40,710,608 and $45,055,021, respectively.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1998, is computed on a federal income tax basis, were as follows:

    Aggregate cost                                        $     65,639,132
    ----------------------------------------------------------------------
    Gross unrealized appreciation                         $     19,748,410
    Gross unrealized depreciation                               (1,385,770)
    ----------------------------------------------------------------------
    Net unrealized appreciation                           $     18,362,640


5   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

6   Risk Associated with Foreign Investments
    ----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.


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

Special Investment Portfolio as of June 30, 1998

INVESTMENT MANAGEMENT


Special Investment Portfolio

Officers                      Trustees
James B. Hawkes               M. Dozier Gardner
President and Trustee         Vice Chairman, Eaton Vance
                              Management
Edward E. Smiley, Jr.
Vice President and            Donald R. Dwight
Portfolio Manager             President, Dwight Partners, Inc.

James L. O'Connor             Samuel L. Hayes, III
Treasurer                     Jacob H. Schiff Professor of Investment
                              Banking, Harvard University Graduate School of
Alan R. Dynner                Business Administration
Secretary
                              Norton H. Reamer
                              Chairman and Chief Executive Officer, United Asset
                              Management Corporation

                              John L. Thorndike
                              Formerly Director, Fiduciary Company Incorporated

                              Jack L. Treynor
                              Investment Adviser and Consultant

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